Significant Accounting Policies (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment $ / ¥	Dec. 31, 2024 CNY (¥)
Significant Accounting Policies
Translation rate calculated for buying rate | $ / ¥	6.9931
Gross trade receivables	¥ 467.7	¥ 568.2
Expected credit losses on trade receivables	¥ 109.7	¥ 147.5
Number of reportable segments | segment	1